Calvert

Growth Allocation Fund

December 31, 2019

Schedule of Investments (Unaudited)

Mutual Funds(1) — 96.4%

Security	Shares	Value
Equity Mutual Funds — 94.5%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	231,667	$6,514,462
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	253,089	6,223,466
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,729,641	47,582,433
Calvert US Large-Cap Growth Responsible Index Fund, Class I	390,337	12,650,824
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,206,588	30,128,507
Calvert US Mid-Cap Core Responsible Index Fund, Class I	92,980	2,671,321
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	111,945	7,205,919
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	564,589	6,204,835
Calvert Emerging Markets Equity Fund, Class R6	688,621	12,298,774
Calvert International Equity Fund, Class R6	795,351	16,909,172
Calvert International Opportunities Fund, Class R6	981,738	17,327,674
Calvert Mid-Cap Fund, Class I	74,655	3,121,315

		$168,838,702

Fixed-Income Mutual Funds — 1.9%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	354,391	$3,473,029

		$3,473,029

Total Mutual Funds (identified cost $148,105,096)		$172,311,731

U.S. Treasury Obligations — 3.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Bonds:
0.75%, 2/15/45(2)	$2,532	$2,628,023
0.875%, 1/15/29(2)(3)	3,649	3,876,600

Total U.S. Treasury Obligations (identified cost $6,248,646)		$6,504,623

Total Investments — 100.0% (identified cost $154,353,742)		$178,816,354

Other Assets, Less Liabilities — (0.0%)(4)		$(51,798)

Net Assets — 100.0%		$178,764,556

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)	Affiliated fund.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

(4)	Amount is less than (0.05)%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	33	Long	3/20/20	$5,331,315	$52,133
Interest Rate Futures
U.S. 2-Year Treasury Note	105	Long	3/31/20	22,627,500	(19,911)
U.S. Ultra 10-Year Treasury Note	19	Long	3/20/20	2,673,359	(39,206)
U.S. 5-Year Treasury Note	(47)	Short	3/31/20	(5,574,641)	24,968
U.S. 10-Year Treasury Note	(11)	Short	3/20/20	(1,412,641)	(1,394)
U.S. Ultra-Long Treasury Bond	(24)	Short	3/20/20	(4,359,750)	169,279

					$185,869

At December 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

During the fiscal year to date ended December 31, 2019, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial Futures Contracts	$52,133	$—

Total		$52,133	$—

Interest Rate	Financial Futures Contracts	$194,247	$(60,511)

Total		$194,247	$(60,511)

At December 31, 2019, the value of the Fund’s investment in affiliated funds was $172,311,731, which represents 96.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of Calvert Fund	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Dividend Income	Capital Gain Distributions Received	Shares, end of period
Bond Fund, Class R6	$4,516,834	$692,414	$(5,190,402)	$192,408	$(211,254)	$—	$11,576	$—	—
Emerging Markets Advancement Fund, Class I	—	5,977,079	—	—	227,756	6,204,835	—	21,425	564,589
Emerging Markets Equity Fund, Class R6	13,839,097	1,456,218	(4,252,459)	3,948	1,251,970	12,298,774	92,218	—	688,621
Equity Fund, Class R6	—	6,979,769	—	—	226,150	7,205,919	22,413	170,356	111,945
Floating-Rate Advantage Fund, Class R6	3,283,653	160,041	—	—	29,335	3,473,029	41,044	—	354,391
International Equity Fund, Class R6	13,922,830	1,632,054	—	—	1,354,288	16,909,172	211,053	—	795,351
International Opportunities Fund, Class R6	15,549,091	240,690	(217,000)	7,146	1,747,747	17,327,674	240,690	—	981,738
International Responsible Index Fund, Class R6	5,747,021	106,887	—	—	369,558	6,223,466	106,887	—	253,089
Mid-Cap Fund, Class I	2,860,367	218,179	—	—	42,769	3,121,315	6,419	129,760	74,655
Short-Duration Income Fund, Class R6	7,435	18	(7,450)	(2)	(1)	—	21	—	—
Small-Cap Fund, Class R6	6,087,303	286,290	—	—	140,869	6,514,462	15,783	74,507	231,667
Ultra-Short Duration Income Fund, Class R6	—	1,703,196	(1,703,196)	—	—	—	4,252	—	—
US Large-Cap Core Responsible Index Fund, Class R6	51,833,203	4,083,806	(12,173,031)	1,242,259	2,596,196	47,582,433	547,265	—	1,729,641
US Large-Cap Growth Responsible Index Fund, Class I	14,668,535	204,018	(3,304,000)	823,159	259,112	12,650,824	91,877	112,141	390,337
US Large-Cap Value Responsible Index Fund, Class I	20,845,592	7,846,156	—	—	1,436,759	30,128,507	463,481	174,675	1,206,588
US Mid-Cap Core Responsible Index Fund, Class I	2,438,184	78,514	—	—	154,623	2,671,321	24,162	24,353	92,980

TOTALS				$2,268,918	$9,625,877	$172,311,731	$1,879,141	$707,217

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$172,311,731	$—	$—	$172,311,731
U.S. Treasury Obligations	—	6,504,623	—	6,504,623
Total Investments	$172,311,731	$6,504,623	$—	$178,816,354
Futures Contracts	$246,380	$—	$—	$246,380
Total	$172,558,111	$6,504,623	$—	$179,062,734

Liability Description
Futures Contracts	$(60,511)	$—	$—	$(60,511)
Total	$(60,511)	$—	$—	$(60,511)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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